Vessels, Port Terminals and Other Fixed Assets, net (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 21, 2019 USD ($)	Nov. 12, 2018 USD ($)	Feb. 28, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Assets pledged as collateral	$ 79,502	$ 79,502	$ 109,456
Formosa and San Lorenzo
Property, Plant and Equipment [Line Items]
Disposal amount						$ 1,109
Number Of Vessels						2
Port Murtinho
Property, Plant and Equipment [Line Items]
Acquisition cost					$ 1,155
Measurement Of Land			3.5
Payments for construction in progress			$ 458
Construction of six liquid barges
Property, Plant and Equipment [Line Items]
Acquisition cost				$ 15,800
Secured credit of purchase price	75.00%	75.00%
Debt Instrument,Term		5 years
Payments for construction in progress	$ 4,046